Tax charge - Provision for open tax matters (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of period	$ 42
Movements in the current year included in tax charge attributable to shareholders	1
Provision for open tax matters at end of period	$ 43